Note 11 - Share Capital	12 Months Ended
Nov. 30, 2021
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
11.	Share Capital

11.1         Authorized

The authorized share capital of the Company is comprised of an unlimited number of common shares without par value.

11.2         Reserves

	Restricted Shares ($)	Share Options ($)	Warrants ($)	Total ($)
Balance at November 30, 2019	8,568	5,588,047	4,343,351	9,939,966
Options exercised	-	(2,388,416)	-	(2,388,416)
Restricted share rights vested	(270,815)	-	-	(270,815)
Warrants exercised	-	-	(802,566)	(802,566)
Share-based compensation	288,552	2,335,974	-	2,624,526
Balance at November 30, 2020	26,305	5,535,605	3,540,785	9,102,695
Options exercised	-	(751,727)	-	(751,727)
Restricted share rights vested	(105,190)	-	-	(105,190)
Share-based compensation	116,284	1,744,490	-	1,860,774
Balance at November 30, 2021	37,399	6,528,368	3,540,785	10,106,552

11.3         Share Options

The Company's share option plan (the "Option Plan") was approved by the Board of Directors of the Company (the "Board") on January 28, 2011, and amended and restated on October 30, 2012, October 11, 2013, October 18, 2016 and  April 5, 2019.  Pursuant to the terms of the Option Plan, the Board may designate directors, senior officers, employees and consultants of the Company eligible to receive incentive share options ("Option(s)") to acquire such numbers of GoldMining Shares as the Board may determine, each Option so granted being for a term specified by the Board up to a maximum of five years from the date of grant.  The Options vest in accordance with the vesting schedule during the optionee's continual service with the Company. The maximum number of GoldMining Shares reserved for issuance for Options granted under the Option Plan at any time is 10% of the issued and outstanding GoldMining Shares in the capital of the Company.  The Option Plan, as amended and restated, was affirmed, ratified and approved by the Company's shareholders in accordance with its terms at the Annual General Meeting held on May 25, 2019.

The following outlines movements of the Company's Options:

	Number of Options	Weighted Average Exercise Price ($)
Balance at November 30, 2019	12,463,000	1.15
Granted	2,695,000	2.48
Exercised(1)	(4,359,750)	1.07
Expired/Forfeited	(66,250)	0.80
Balance at November 30, 2020	10,732,000	1.51
Granted	3,015,000	1.84
Exercised(2)	(1,197,850)	1.00
Expired	(105,000)	2.50
Balance at November 30, 2021	12,444,150	1.63

(1)

During the year ended November 30, 2020, the Company issued 4,342,064 common shares at weighted average trading prices of $2.33. The common shares were issued pursuant to the exercise of 4,359,750 share options, of which 17,314 common shares were issued pursuant to the exercise of 35,000 options on a net exercise basis.

(2)

During the year ended November 30, 2021, the Company issued 1,154,918 common shares at weighted average trading prices of $2.02. The common shares were issued pursuant to the exercise of 1,197,850 share options, of which 37,068 common shares were issued pursuant to the exercise of 80,000 share options on a net exercise basis.

(3)

On May 30, 2017, the Company acquired a 100% interest in the La Mina Gold Project (the "La Mina Project") as a result of its acquisition of Bellhaven Copper and Gold Inc. ("Bellhaven"), pursuant to a plan of arrangement under an arrangement agreement (the "Arrangement") dated April 11, 2017, between GoldMining and Bellhaven. In addition to the stock option grants presented in the above table, effective May 30, 2017, as a result of the acquisition of Bellhaven, certain Bellhaven options were exercisable into GoldMining Shares based on the exchange ratio of 0.25 GoldMining Share for each Bellhaven option. During the year ended November 30, 2021, the remaining 106,952 Bellhaven Options were exercised and converted into 26,738 GoldMining shares at $1.00 per GoldMining Share at a weighted average trading price of $2.09.

The fair value of Options granted was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	November 30, 2021	November 30, 2020
Risk-free interest rate	1.03%	0.35%
Expected life (years)	2.74	2.43
Expected volatility	59.80%	59.25%
Expected dividend yield	0.00%	0.00%
Estimated forfeiture rate	3.82%	2.45%

A summary of Options outstanding and exercisable at November 30, 2021, are as follows:

			Options Outstanding			Options Exercisable
Exercise Prices			Number of Options Outstanding	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)	Number of Options Exercisable	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)
$0.78	-	$0.84	1,787,500	0.78	1.99	1,787,500	0.78	1.99
$0.85	-	$1.05	2,224,500	1.05	2.71	2,224,500	1.05	2.71
$1.06	-	$1.72	3,455,000	1.59	0.88	3,380,000	1.59	0.79
$1.73	-	$1.84	2,745,000	1.83	4.81	746,250	1.82	4.45
$1.85	-	$3.38	2,232,150	2.74	3.59	1,640,900	2.76	3.62
			12,444,150	1.63	2.72	9,779,150	1.53	2.20

The fair value of the Options recognized as share-based compensation expense during the year ended November 30, 2021, was $1,744,490 ($2,335,974 for 2020), using the Black-Scholes option pricing model.

11.4         Restricted Share Rights

The Company's restricted share plan (the "RSP") was approved by the Board of Directors of the Company (the "Board") on November 27, 2018. Pursuant to the terms of the RSP, the Board may designate directors, senior officers, employees and consultants of the Company eligible to receive restricted share rights ("RSR(s)") to acquire such number of GoldMining Shares as the Board may determine, in accordance with the restricted periods schedule during the recipient's continual service with the Company. There are no cash settlement alternatives. The RSP was approved by the Company's shareholders in accordance with its term at the Company's annual general meeting held on May 25, 2019.

The RSRs vest in accordance with the vesting schedule during the recipient's continual service with the Company. The Company classifies RSRs as equity instruments since the Company has the ability and intent to settle the awards in common shares. The compensation expense for standard RSRs is calculated based on the fair value of each RSR as determined by the closing value of the Company's common shares at the date of the grant. The Company recognizes compensation expense over the vesting period of the RSR.  The Company expects to settle RSRs, upon vesting, through the issuance of new common shares from treasury.

The following outlines the movements of the Company's RSRs:

	Number of RSRs	Weighted Average Value ($)
Balance at November 30, 2019	207,488	1.05
Granted	67,750	2.88
Vested	(226,198)	1.20
Balance at November 30, 2020	49,040	2.88
Granted	50,000	1.83
Vested	(36,540)	2.88
Balance at November 30, 2021	62,500	2.04

The fair value of the RSRs recognized as share-based compensation expense during the year ended November 30, 2021, was $116,284 ($288,552 for 2020).

11.5         Income (loss) per share

For the year ended November 30, 2020, basic and diluted loss per share were the same, as the Company's outstanding stock options were not included in the calculation of diluted loss per share as they were anti-dilutive.

For the years ended November 30, 2021 and 2020, diluted income (loss) per share was calculated as follows:

	Year ended November 30, 2021			Year ended November 30, 2020
	Income for	Weighted	Income	Loss for	Weighted	Loss
	the period	average shares	per share	the year	average shares	per share
	($)	outstanding	($)	($)	outstanding	($)
Basic income (loss) per share	100,355,240	149,407,112	0.67	(11,087,643)	146,046,711	(0.08)
Effect of dilutive securities:
Stock options	-	3,102,078	-	-	-	-
Diluted income (loss) per share	100,355,240	152,509,190	0.66	(11,087,643)	146,046,711	(0.08)